Summary of Significant Accounting Policies (Details 2) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 1,023,789	$ 131,182	$ 141,438	$ 3,142,650	$ 7,098,259
Other receivables	6,915	51,034		4,335,715
Prepaid expenses and other current assets	71,214	90,382		105,054
Total current assets	2,594,464	1,913,319		15,945,162
Property and equipment, net	476,224	523,290		989,910
Total assets	6,443,661	5,738,102		20,599,003
Other payables and accrued liabilities	1,801,282	1,643,319		1,418,129
Total liabilities	6,446,521	6,096,002		5,239,233
Sino - China [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	5,075	5,022		11,691
Other receivables				309
Prepaid expenses and other current assets				4,474
Total current assets	5,075	5,022		16,474
Deposits	1,673	1,608		1,655
Property and equipment, net	39,319	41,171		95,765
Total assets	46,067	47,801		113,894
Other payables and accrued liabilities	41,534	39,919		30,175
Total liabilities	$ 41,534	$ 39,919		$ 30,175